Filed pursuant to 497(e)

File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED OCTOBER 23, 2020

TO THE

PROSPECTUSES, EACH DATED MAY 1, 2020

AMERICAN FUNDS® BALANCED ALLOCATION PORTFOLIO

AMERICAN FUNDS® GROWTH ALLOCATION PORTFOLIO

AMERICAN FUNDS® MODERATE ALLOCATION PORTFOLIO

BRIGHTHOUSE BALANCED PLUS PORTFOLIO

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO

Shannon Ericson serves as a portfolio manager of (i) the American Funds® Balanced Allocation Portfolio (the “Balanced Allocation Portfolio”), the American Funds® Growth Allocation Portfolio (the “Growth Allocation Portfolio”), the American Funds® Moderate Allocation Portfolio (the “Moderate Allocation Portfolio”), the Brighthouse Balanced Plus Portfolio (the “Balanced Plus Portfolio”), the MetLife Multi-Index Targeted Risk Portfolio (the “Multi-Index Targeted Risk Portfolio”), the Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation 100 Portfolio”), each a series of Brighthouse Funds Trust I; and (ii) the Brighthouse Asset Allocation 20 Portfolio (the “Asset Allocation 20 Portfolio”), the Brighthouse Asset Allocation 40 Portfolio (the “Asset Allocation 40 Portfolio”), the Brighthouse Asset Allocation 60 Portfolio (the “Asset Allocation 60 Portfolio”) and the Brighthouse Asset Allocation 80 Portfolio (the “Asset Allocation 80 Portfolio” and, together with the Balanced Allocation Portfolio, the Growth Allocation Portfolio, the Moderate Allocation Portfolio, the Balanced Plus Portfolio, the Multi-Index Targeted Risk Portfolio, the Asset Allocation 100 Portfolio, the Asset Allocation 20 Portfolio, the Asset Allocation 40 Portfolio and the Asset Allocation 60 Portfolio, the “Portfolios”), each a series of Brighthouse Funds Trust II. Jesper Rindboel no longer serves as a portfolio manager of the Portfolios.

The following changes are made to the prospectus of each Portfolio, as applicable.

For each Portfolio other than the Balanced Plus Portfolio and the Multi-Index Targeted Risk Portfolio, in the Portfolio Summary, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. The Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Shannon Ericson. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Ms. Ericson has been a member since 2020.

For the Balanced Plus Portfolio and the Multi-Index Targeted Risk Portfolio, in the Portfolio Summary, the first paragraph of the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

The Base Portion of the Portfolio is managed by a committee led by Kristi Slavin. Other members of the committee are Victor Soto and Shannon Ericson. Ms. Slavin has been a member since 2012. Mr. Soto has been a member since 2016. Ms. Ericson has been a member since 2020.

For each Portfolio, in the section entitled “Additional Information About Management – The Adviser,” the fourth paragraph for the Asset Allocation 100 Portfolio and the fifth paragraph for the other Portfolios are deleted in their entirety and replaced with the following:

Shannon Ericson, CFA, has been Asset Allocation Portfolio Management Director of BIA since joining the firm in 2020. From 2006 until she joined BIA, Ms. Ericson was a Portfolio Manager at LMCG Investments. From 2000 until she joined LMCG Investments, she was a Vice President and Quantitative Analyst at Evergreen Investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE